Financial Instruments - Detailed Information About In Carrying And Farivalue of Borrowings (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Bank loans	₺ 19,546,831	₺ 18,964,748
Carrying amount [member]
Disclosure of financial assets [line items]
Bank loans	4,149,275
fair value[member]
Disclosure of financial assets [line items]
Bank loans	₺ 4,192,304